PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net

	At December 31,
	2012	2013
Buildings	$239,802,732	$256,337,827
Leasehold improvement	124,360	129,294
Plant and machinery	912,832,256	812,802,994
Motor vehicles	5,040,204	3,245,386
Office equipment	12,062,564	13,264,375
	1,169,862,116	1,085,779,876
Less: Accumulated depreciation	295,223,230	291,849,362
	874,638,886	793,930,514
Construction in progress	227,923,439	69,162,670
Property, plant and equipment, net	$1,102,562,325	$863,093,184